Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at March 31, 2023 and December 31, 2022:

	March 31,	December 31,
	2023	2022
Equipment	$6,561,569	$6,528,497
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	417,667	369,595
Buildings	100,000	100,000
Land and improvements	105,299	105,299
	7,242,103	7,160,959
Less accumulated depreciation	(4,528,821)	(4,401,690)
	2,713,282	2,759,269

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(888,307)	(888,307)
	1,609,129	1,609,129
Total	$4,322,411	$4,368,398

For the Kiewit property facilities, amortization based on total units of production was $Nil and $70,864 for the three-months ended March 31, 2023 and 2022, respectively. There was no production for the three months ended March 31, 2023.

Depreciation expense on property and equipment for the three months ended March 31, 2023 and 2022 was $163,184 and $193,210 respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Equipment	$6,528,497	$6,461,263
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	369,595	348,535
Buildings	100,000	100,000
Land and improvements	105,299	76,569
	7,160,959	7,043,935
Less accumulated depreciation	(4,401,690)	(3,802,265)
	2,759,269	3,241,670

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(888,307)	(810,826)
	1,609,129	1,686,610
Total	$4,368,398	$4,928,280

For the Kiewit property facilities, amortization based on total units of production was $78,121 and $51,334 for the year ended December 31, 2022 and 2021, respectively.

Depreciation expense on property and equipment for the years ended December 31, 2022 and 2021 was $676,493 and $866,537 respectively.

During the year ended December 31, 2021, the Company was required to return a CAT 740 Haul truck to Wheeler Machinery because the Company was 5 payments delinquent in its obligation on this note payable. The net carrying value of the equipment was $290,889 and the outstanding note payable balance was $86,806. A loss on disposal of equipment of $204,083 was recognized. The truck was purchased by a related party who in February began renting the truck to the Company on a month-to-month basis. See Note 12.

During the year ended December 31, 2021, the Company acquired a new HP4 crushing system in exchange for its HP3 crushing system which was returned to ICM Solutions, Inc. (“ICM”). Prior to the acquisition, the Company had been renting the HP4 crushing system from ICM and had an accrued rent payable of $158,000. ICM financed the acquisition of the new HP4 crushing system with a new note of $215,510 for the cost of the new equipment, plus accrued rent payable, less the trade-in value of the HP3 crushing system.